Trade Accounts Payable - Schedule of Trade Accounts Payable (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Trade and Other Current Receivables [line items]
Trade accounts payable	R$ 117,836	R$ 53,238
Other [member]
Trade and Other Current Receivables [line items]
Trade accounts payable	428	280
Domestic trade accounts payable [member]
Trade and Other Current Receivables [line items]
Trade accounts payable	115,672	50,799
Foreign suppliers [member]
Trade and Other Current Receivables [line items]
Trade accounts payable	R$ 1,736	R$ 2,159